UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ];  Amendment Number: ______
  This Amendment (Check only one.):
      [ ] is a restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           ---------------------------------------------
 Address:   623 Fifth Ave., 27th Floor
           ---------------------------------------------
            New York, New York 10022
           ---------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Roger Anscher
         --------------------------
 Title:   Chief Compliance Officer
         --------------------------
 Phone:   (212) 832-1290
         --------------------------

Signature, Place, and Date of Signing:

 /s/ Roger Anscher     New York, New York     May 8, 2012
-------------------   --------------------   -------------
    [Signature]          [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









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
                             FORM 13F SUMMARY PAGE



Report Summary:


 Number of Other Included Managers:        0
                                          ---------------------------

 Form 13F Information Table Entry Total:   10
                                          ---------------------------

 Form 13F Information Table Value Total:   $ 213,653,000.00
                                          ---------------------------



List of Other Included Managers:


NONE.








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
                           FORM 13F INFORMATION TABLE



        NAME OF ISSUER         TITLE   CUSIP     Market       SHRS      SECURITY Call/ INVESTMENT OTHER    VOTING      VOTING
                                OF               Value         AMT        TYPE    Put  DISCRETION MGRS    AUTHORITY   AUTHORITY
                               CLASS            (x$1000)                                                   NO. OF       SOLE/
                                                                                                           SHARES      SHARED/
                                                                                                                        NONE

AGNICO-EAGLE MINES LTD          COM  008474108  30,604.00    919,534.00    SH     N/A     Sole     N/A     919,534.00   SOLE
ALDERON IRON ORE CORP           COM  01434T100  11,041.00  3,557,182.00    SH     N/A     Sole     N/A   3,557,182.00   SOLE
ALLIED NEVADA GOLD CORP         COM  019344100     404.00     12,450.00    SH     N/A     Sole     N/A      12,450.00   SOLE
ALMADEN MINERALS LTD            COM  020283107     387.00    150,000.00    SH     N/A     Sole     N/A     150,000.00   SOLE
BARRICK GOLD CORP               COM  067901108     447.00     10,300.00    SH     N/A     Sole     N/A      10,300.00   SOLE
ELDORADO GOLD CORP              COM  284902103     377.00     27,500.00    SH     N/A     Sole     N/A      27,500.00   SOLE
EURASIAN MINERALS INC           COM  29843R100     911.00    395,500.00    SH     N/A     Sole     N/A     395,500.00   SOLE
FORTUNA SILVER MINES INC        COM  349915108  33,147.00  7,356,700.00    SH     N/A     Sole     N/A   7,356,700.00   SOLE
GOLDCORP INC                    COM  380956409   2,174.00     48,300.00    SH     N/A     Sole     N/A      48,300.00   SOLE
GRAN TIERRA ENERGY              COM  38500T101  34,373.00  5,466,500.00    SH     N/A     Sole     N/A   5,466,500.00   SOLE
Iamgold Corp                    COM  450913108  32,158.00  2,418,482.00    SH     N/A     Sole     N/A   2,418,482.00   SOLE
KEEGAN RESOURCES INC            COM  487275109     636.00    168,000.00    SH     N/A     Sole     N/A     168,000.00   SOLE
MAG SILVER CORP                 COM  55903Q104  47,749.00  4,721,700.00    SH     N/A     Sole     N/A   4,721,700.00   SOLE
BERKSHIRE HATHAWAY INC-CL A     COM  084670108  10,118.00         83.00    SH     N/A     Sole     N/A          83.00   SOLE
CENTRALFD CDA CL A ISIN #CA153  COM  153501101   2,107.00     95,996.00    SH     N/A     Sole     N/A      95,996.00   SOLE
Itau Unibanco Multi-ADR         COM  465562106   7,020.00    365,805.00    SH     N/A     Sole     N/A     365,805.00   SOLE
                                               213,653.00



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